LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
LINES OF CREDIT
21.	LINES OF CREDIT

The Group had unused lines of committed credit facilities available amounting to $1,429.1 million at December 31, 2011 (December 31, 2010: $1,685.7 million; June 30, 2010: $1,173.7 million).